Intangible Assets - Schedule of Cash Generating Unit (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 44,147	£ 11,023	£ 9,324
Individual Assets Or Cash Generating Units
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	44,147	11,023
Individual Assets Or Cash Generating Units | Reynolds American Inc.
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 33,062
Pre-tax discount rate	7.70%
Individual Assets Or Cash Generating Units | Canada
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 2,367	£ 2,420
Pre-tax discount rate	7.50%	8.20%
Individual Assets Or Cash Generating Units | Western Europe
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 4,033	£ 3,891
Pre-tax discount rate	7.30%	8.60%
Individual Assets Or Cash Generating Units | Eastern Europe
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 980	£ 967
Pre-tax discount rate	8.10%	8.80%
Individual Assets Or Cash Generating Units | South Africa
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 661	£ 656
Pre-tax discount rate	9.60%	10.10%
Individual Assets Or Cash Generating Units | Australia
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 775	£ 785
Pre-tax discount rate	7.90%	8.60%
Individual Assets Or Cash Generating Units | Singapore
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 591	£ 598
Pre-tax discount rate	6.60%	7.20%
Individual Assets Or Cash Generating Units | Malaysia
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 431	£ 425
Pre-tax discount rate	8.30%	8.60%
Individual Assets Or Cash Generating Units | Other
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	£ 1,247	£ 1,281